PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

September 25, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Frank Buda

Re:	Dreyfus Institutional Liquidity Funds Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Dreyfus Institutional Liquidity Funds (the "Company"), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") the Company's Registration Statement on Form N-1A (the "Registration Statement").

The Company and its series, Dreyfus Treasury and Agency Liquidity Money Market Fund, will be part of a fund cluster. The statement of additional information ("SAI") that is included in the Registration Statement is marked against the currently effective SAI for all the funds in that fund cluster, filed with the Commission on August 31, 2017 (Accession No. 0001167368-17-000088).

Please telephone the undersigned at 212.969.3381, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc:	David Stephens